Business Segment Reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Business Segment Reporting
NOTE 21 - BUSINESS SEGMENT REPORTING

The Company has three business segments used to measure business activity: Consumer Banking and Private Wealth Management, Wholesale Banking, and Mortgage Banking, with the remainder in Corporate Other. The business segments are determined based on the products and services provided, or the type of customer served, and they reflect the manner in which financial information is currently evaluated by management. The segment structure was revised during the first quarter of 2012 from the six segments the Company utilized during 2011 and 2010. The revised segment structure was done in conjunction with organizational changes made throughout the Company that were announced during the fourth quarter of 2011 and implemented in the first quarter of 2012. The following is a description of the new segments and their composition.

The Consumer Banking and Private Wealth Management segment is made up of two primary businesses: Consumer Banking and Private Wealth Management.

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Consumer Banking provides services to consumers through an extensive network of traditional and in-store branches, ATMs, the internet (www.suntrust.com), and telephone (1-800-SUNTRUST). Financial products and services offered to consumers include consumer deposits, home equity lines, consumer lines, indirect auto, student lending, bank card, and other consumer loan and fee-based products. Consumer Banking also serves as an entry point for clients and provides services for other lines of business.

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The Private Wealth Management business provides a full array of wealth management products and professional services to both individual and institutional clients including brokerage, professional investment management, and trust services to clients seeking active management of their financial resources. Private Wealth Management's primary businesses include Private Banking, STIS and IIS. Private Banking offers a full array of loan and deposit products to clients. STIS offers discount/online and full service brokerage services to individual clients. IIS includes Employee Benefit Solutions, Foundations & Endowments Specialty Group, and Escrow Services.

The Wholesale Banking segment includes the following six businesses:

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CIB offers a wide array of traditional banking products (lending and treasury management services) and investment banking services. CIB serves clients in the large, middle corporate and commercial markets. The Corporate Banking Group generally serves clients with greater than $750 million in annual revenues and is focused on selected industry sectors: consumer and retail energy, financial services and technology, healthcare, and media and communications. The Middle Market Group generally serves clients with annual revenue ranging from $100 million to $750 million. Comprehensive investment banking products and services are provided by STRH to clients in both Wholesale Banking and Private Wealth Management, including strategic advice, raising capital, and financial risk management.

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Diversified Commercial Banking offers an array of traditional banking products and investment banking services as needed for the Company's small business clients, commercial clients, dealer services (financing dealer floor plan inventories), not-for-profit and government entities, and insurance premium financing through Premium Assignment Corporation.

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Commercial Real Estate provides financial solutions for commercial real estate developers and investors, including construction, mini-perm, and permanent real estate financing, as well as tailored financing and equity investment solutions for community development and affordable housing projects delivered through SunTrust Community Capital. Leasing, offering equipment lease financing solutions, is also managed within this segment.

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GenSpring provides family office solutions to ultra high net worth individuals and their families. Utilizing teams of multi-disciplinary specialists with expertise in investments, tax, accounting, estate planning and other wealth management disciplines, GenSpring helps families manage and sustain their wealth across multiple generations.

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RidgeWorth, an SEC registered investment advisor, serves as investment manager for the RidgeWorth Funds as well as individual clients. RidgeWorth is also a holding company with ownership in other institutional asset management boutiques offering a wide array of equity and fixed income capabilities. These boutiques include Ceredex Value Advisors, Certium Asset Management, Seix Investment Advisors, Silvant Capital Management, StableRiver Capital Management, and Zevenbergen Capital Investments.

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Treasury & Payment Solutions provides all SunTrust business clients with services required to manage their payments and receipts, and the ability to manage and optimize their deposits across all aspects of their business. Treasury & Payment Solutions operates all electronic and paper payment types, including card, wire transfer, ACH, check and cash, while providing clients the means to manage their accounts electronically online both domestically and internationally.

The Mortgage Banking segment offers residential mortgage products nationally through its retail, broker, and correspondent channels, as well as via the internet (www.suntrust.com) and by telephone (1-800-SUNTRUST). These products are either sold in the secondary market, primarily with servicing rights retained, or held in the Company's loan portfolio. The line of business services loans for itself, for other SunTrust lines of business, and for other investors. The line of business also includes ValuTree Real Estate Services, LLC, a tax service subsidiary.

Corporate Other includes management of the Company's investment securities portfolio, long-term debt, end user derivative instruments, short-term liquidity and funding activities, balance sheet risk management, and most real estate assets. Other components include Enterprise Information Services, which is the primary information technology and operations group; the Corporate Real Estate group, Marketing, SunTrust Online, Human Resources, Finance, Corporate Risk Management, Legal and Compliance, Branch Operations, Communications, Procurement, and Executive Management.
Because the business segment results are presented based on management accounting practices, the transition to the consolidated results, which are prepared under U.S. GAAP, creates certain differences which are reflected in Reconciling Items.
For business segment reporting purposes, the basis of presentation in the accompanying discussion includes the following:

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Net interest income – All net interest income is presented on a FTE basis. The revenue gross-up has been applied to tax-exempt loans and investments to make them comparable to other taxable products. The segments have also been matched maturity funds transfer priced, generating credits or charges based on the economic value or cost created by the assets and liabilities of each segment. The mismatch between funds credits and funds charges at the segment level resides in Reconciling Items. The change in the matched maturity funds mismatch is generally attributable to corporate balance sheet management strategies.

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Provision for credit losses - Represents net charge-offs by segment. The difference between the segment net charge-offs and the consolidated provision for credit losses is reported in Reconciling Items.

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Provision/(benefit) for income taxes - Calculated using a nominal income tax rate for each segment. This calculation includes the impact of various income adjustments, such as the reversal of the FTE gross up on tax-exempt assets, tax adjustments, and credits that are unique to each business segment. The difference between the calculated provision/(benefit) for income taxes at the segment level and the consolidated provision/(benefit) for income taxes is reported in Reconciling Items.

The segment’s financial performance is comprised of direct financial results as well as various allocations that for internal management reporting purposes provide an enhanced view of analyzing the segment’s financial performance. The internal allocations include the following:

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Operational Costs – Expenses are charged to the segments based on various statistical volumes multiplied by activity based cost rates. As a result of the activity based costing process, planned residual expenses are also allocated to the segments. The recoveries for the majority of these costs are in the Corporate Other.

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Support and Overhead Costs – Expenses not directly attributable to a specific segment are allocated based on various drivers (e.g., number of full-time equivalent employees and volume of loans and deposits). The recoveries for these allocations are in Corporate Other.

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Sales and Referral Credits – Segments may compensate another segment for referring or selling certain products. The majority of the revenue resides in the segment where the product is ultimately managed.

The application and development of management reporting methodologies is a dynamic process and is subject to periodic enhancements. The implementation of these enhancements to the internal management reporting methodology may materially affect the results disclosed for each segment with no impact on consolidated results. Whenever significant changes to management reporting methodologies take place, the impact of these changes is quantified and prior period information is reclassified wherever practicable.

	Year ended December 31, 2011
(Dollars in millions)	Consumer Banking and Private Wealth Management	Wholesale Banking	Mortgage Banking	Corporate Other	Reconciling Items	Consolidated
Average total assets	$43,742	$62,310	$33,719	$31,368	$1,301	$172,440
Average total liabilities	77,308	55,202	3,838	15,603	(207)	151,744
Average total equity	—	—	—	—	20,696	20,696
Net interest income	$2,504	$1,638	$471	$495	($43)	$5,065
FTE adjustment	—	107	—	6	1	114
Net interest income - FTE [1]	2,504	1,745	471	501	(42)	5,179
Provision for credit losses [2]	722	625	693	—	(527)	1,513
Net interest income/(loss) after provision for credit losses	1,782	1,120	(222)	501	485	3,666
Total noninterest income	1,436	1,473	241	297	(26)	3,421
Total noninterest expense	2,784	2,161	1,206	111	(28)	6,234
Income/(loss) before provision/(benefit) for income taxes	434	432	(1,187)	687	487	853
Provision/(benefit) for income taxes [3]	159	68	(460)	235	191	193
Net income/(loss) including income attributable to noncontrolling interest	275	364	(727)	452	296	660
Net income attributable to noncontrolling interest	—	3	—	9	1	13
Net income/(loss)	$275	$361	($727)	$443	$295	$647

	Year ended December 31, 2010
(Dollars in millions)	Consumer Banking and Private Wealth Management	Wholesale Banking	Mortgage Banking	Corporate Other	Reconciling Items	Consolidated
Average total assets	$41,778	$62,394	$34,792	$32,587	$824	$172,375
Average total liabilities	74,888	51,951	4,031	18,775	(104)	149,541
Average total equity	—	—	—	—	22,834	22,834
Net interest income	$2,453	$1,470	$438	$456	$37	$4,854
FTE adjustment	—	106	—	10	—	116
Net interest income - FTE [1]	2,453	1,576	438	466	37	4,970
Provision for credit losses [2]	895	777	1,183	—	(204)	2,651
Net interest income/(loss) after provision for credit losses	1,558	799	(745)	466	241	2,319
Total noninterest income	1,466	1,515	521	257	(30)	3,729
Total noninterest expense	2,776	2,070	1,089	6	(30)	5,911
Income/(loss) before provision/(benefit) for income taxes	248	244	(1,313)	717	241	137
Provision/(benefit) for income taxes [3]	89	(5)	(500)	246	101	(69)
Net income/(loss) including income attributable to noncontrolling interest	159	249	(813)	471	140	206
Net income attributable to noncontrolling interest	—	8	1	9	(1)	17
Net income/(loss)	$159	$241	($814)	$462	$141	$189

	Year ended December 31, 2009
(Dollars in millions)	Consumer Banking and Private Wealth Management	Wholesale Banking	Mortgage Banking	Corporate Other	Reconciling Items	Consolidated
Average total assets	$42,990	$67,372	$37,296	26,546	$1,238	$175,442
Average total liabilities	72,462	47,535	3,944	29,069	146	153,156
Average total equity	—	—	—	—	22,286	22,286
Net interest income	$2,180	$1,433	$500	$409	($56)	$4,466
FTE adjustment	—	110	—	14	(1)	123
Net interest income - FTE [1]	2,180	1,543	500	423	(57)	4,589
Provision for credit losses [2]	1,132	980	1,125	1	826	4,064
Net interest income/(loss) after provision for credit losses	1,048	563	(625)	422	(883)	525
Total noninterest income	1,502	1,399	687	154	(32)	3,710
Total noninterest expense	2,826	2,217	1,412	138	(31)	6,562
Income/(loss) before provision/(benefit) for income taxes	(276)	(255)	(1,350)	438	(884)	(2,327)
Provision/(benefit) for income taxes [3]	(104)	(63)	(364)	90	(334)	(775)
Net income/(loss) including income attributable to noncontrolling interest	(172)	(192)	(986)	348	(550)	(1,552)
Net income attributable to noncontrolling interest	—	—	3	9	—	12
Net income/(loss)	($172)	($192)	($989)	$339	($550)	($1,564)
[1]Net interest income is FTE and is presented on a matched maturity funds transfer price basis for the segments.
[2]Provision for credit losses represents net charge-offs for the segments.
[3]Includes regular income tax provision/(benefit) and taxable-equivalent income adjustment reversal.